DISCONTINUED OPERATIONS - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Technology
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating cash flows	$ 83,247	$ 186,944	$ 155,814
Investing cash flows	(54,868)	(54,275)	(5,135)
Sale of Capital Services | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating cash flows	145,643	76,365	(52,828)
Investing cash flows	$ (6,561)	(11,706)	(14,222)
Chevron Lummus Global
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity investment	50.00%
Proceeds from Dividends Received	$ 5,900
Chevron | Chevron Lummus Global
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity investment	50.00%
Chevron Lummus Global
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Dividends Received		$ 26,000	$ 15,000